Employees - Summary of Staff Cost, Average Number of Employees and Key Management Compensation (Detail) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Employees	Dec. 31, 2016 EUR (€) Employees	Dec. 31, 2015 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,416)	€ (5,347)	€ (5,474)
Social security costs	(613)	(606)	(606)
Other pension costs	(399)	(372)	(325)
Share-based compensation costs	(284)	(198)	(150)
Gross staff costs	€ (6,712)	€ (6,523)	€ (6,555)
Average number of employees during the year | Employees	165	169	171
Salaries and short-term employee benefits	€ (34)	€ (31)	€ (34)
Post-employment benefits	0	(1)	(1)
Share-based benefits	(20)	(17)	(30)
Key management compensation excluding no- executive director's fee	(54)	(49)	(65)
Key management compensation	(56)	(51)	(67)
Key management personnel of entity or parent [member] | Executive directors [member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	(14)	(13)	(18)
Key management personnel of entity or parent [member] | Other [member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	(40)	(36)	(47)
Key management personnel of entity or parent [member] | Non-executive directors [member]
Disclosure Of Staff And Management Costs [Line Items]
Key management compensation	€ (2)	€ (2)	€ (2)
Asia/AMET/RUB [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	93	95	97
The Americas [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	41	42	42
Europe [member]
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	31	32	32